T. ROWE PRICE Global Technology Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.8%
FINANCIAL SERVICES 3.4%
Other Financial Services 0.8%
NU Holdings, Class A (1) 5,721,029 27,232
27,232
Payments 2.6%
Adyen (EUR) (1) 40,061 63,834
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 2,926
Wise, Class A (GBP) (1) 3,468,119 23,282
90,042
Total Financial Services 117,274
HARDWARE 16.0%
Consumer Electronics 14.3%
Apple  2,945,281 485,677
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)(2)
(3) 2,456,552 1,179
486,856
Enterprise Hardware 1.7%
Keyence (JPY)  114,500 56,117
56,117
Total Hardware 542,973
HEALTH CARE 0.0%
Healthcare Services 0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)(3) 209,351 614
Total Health Care 614
INDUSTRIALS 1.3%
Automobile Manufacturers 1.3%
Tesla (1) 218,021 45,231
Total Industrials 45,231
INTERNET 5.2%
China Internet Services 0.7%
Kanzhun, ADR (1) 1,217,928 23,177
23,177
Rest of World Internet Retail 1.0%
MercadoLibre (1) 24,959 32,897
32,897
U.S. Internet Retail 1.5%
Amazon.com (1) 505,458 52,209
52,209

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services 2.0%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(2)(3) 58,704 32,393
DoorDash, Class A (1) 517,656 32,902
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $3,550 (1)(2)(3) 76,623 2,835
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $186 (1)
(2)(3) 4,003 148
68,278
Total Internet 176,561
IT SERVICES 1.4%
IT Services 1.4%
Amadeus IT Group (EUR) (1) 718,548 48,203
Total IT Services 48,203
MEDIA & ENTERTAINMENT 3.7%
Direct-to-Consumer Subscription Services 1.4%
Netflix (1) 121,710 42,048
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 4,563
46,611
Video Gaming 2.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,168 (1)(2)(3) 55,593 38,395
ROBLOX, Class A (1) 878,236 39,503
77,898
Total Media & Entertainment 124,509
REAL ESTATE 0.9%
Real Estate 0.9%
KE Holdings, ADR (1) 1,692,836 31,893
Total Real Estate 31,893
SEMICONDUCTORS 31.5%
Analog Semiconductors 0.8%
Silergy (TWD)  1,704,000 27,054
27,054
Foundry 6.5%
Taiwan Semiconductor Manufacturing (TWD)  12,565,300 220,202
220,202
Memory 2.8%
Samsung Electronics (KRW)  1,940,804 95,974
95,974

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Processors 11.8%
Advanced Micro Devices (1) 1,656,896 162,392
ASPEED Technology (TWD)  278,000 24,263
NVIDIA  770,975 214,154
400,809
Semiconductor Capital Equipment 9.6%
ASM International (EUR)  115,884 47,037
ASML Holding (EUR)  253,949 173,053
Entegris  688,000 56,423
Lam Research  91,452 48,481
324,994
Total Semiconductors 1,069,033
SOFTWARE 32.4%
Back-Office Applications Software 4.5%
BILL Holdings (1) 273,714 22,209
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(2)(3) 158,669 2,988
Paylocity Holding (1) 142,325 28,291
SAP (EUR)  497,793 62,857
Workday, Class A (1) 170,800 35,277
151,622
Collaboration and Productivity Software 3.2%
Evernote Adjustment Escrow, EC (3) 15,112 14
Evernote Chinese Cash Escrow, EC (3) 109,171 104
Evernote Equity Holder Expense Fund, EC (3) 2,015 2
ServiceNow (1) 232,133 107,877
107,997
Design Software 4.6%
Cadence Design Systems (1) 241,253 50,685
Glodon, Class A (CNH)  3,797,494 41,027
Synopsys (1) 170,781 65,964
157,676
Front-Office Applications Software 1.7%
HubSpot (1) 135,510 58,100
58,100
Industry-Specific Software 1.8%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,490 (1)(2)(3) 34,902 2,192
Shopify, Class A (1) 1,187,801 56,943
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,205 (1)(2)(3) 142,720 2,544
61,679
Infrastructure and Developer Tool Software 14.9%
Confluent, Class A (1) 1,199,055 28,861

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954 (1)(2)(3) 496,860 29,812
HashiCorp, Class A (1) 924,662 27,083
Microsoft  1,236,819 356,575
MongoDB (1) 281,743 65,680
508,011
Security Software 1.7%
Atlassian, Class A (1) 345,792 59,189
59,189
Total Software 1,104,274
Total Common Stocks (Cost $2,661,921) 3,260,565
CONVERTIBLE PREFERRED STOCKS 3.6%
FINANCIAL SERVICES 0.6%
Other Financial Services 0.6%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,576 (1)(2)
(3) 882,194 18,998
Total Financial Services 18,998
HEALTH CARE 0.0%
Healthcare Services 0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)
(3) 209,351 614
Total Health Care 614
INDUSTRIALS 0.2%
Transportation Technology Services 0.2%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)(3) 218,364 3,031
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)(2)(3) 85,888 4,052
Total Industrials 7,083
INTERNET 1.4%
China Internet Media/Advertising 0.9%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $8,947 (1)(2)
(3) 181,520 30,377
30,377
U.S. Internet Services 0.5%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(2)(3) 3,123 1,723
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(2)(3) 772 426
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(2)(3) 90 50
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 1

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)(3) 427,147 7,680
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $7,573 (1)(2)(3) 157,469 5,826
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $3,391 (1)(2)(3) 27,125 1,004
16,710
Total Internet 47,087
MEDIA & ENTERTAINMENT 0.3%
Direct-to-Consumer Subscription Services 0.3%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 12,086
Total Media & Entertainment 12,086
SOFTWARE 1.1%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,225 (1)(2)(3) 204,816 3,856
3,856
Collaboration and Productivity Software 0.2%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $19,390 (1)
(2)(3) 103,534 6,793
6,793
Industry-Specific Software 0.3%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223 (1)
(2)(3) 48,666 3,057
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377 (1)
(2)(3) 3,171 199
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 572
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 57
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 62
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129 (1)(2)(3) 406,590 7,246
11,193
Infrastructure and Developer Tool Software 0.5%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $165 (1)(2)(3) 2,784 167
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844 (1)
(2)(3) 174,786 10,487
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838 (1)
(2)(3) 1,205,132 4,592

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075 (1)
(2)(3) 441,318 1,681
16,927
Total Software 38,769
Total Convertible Preferred Stocks (Cost $167,383) 124,637
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 4.83% (4)(5) 20,238,686 20,239
Total Short-Term Investments (Cost $20,239) 20,239
Total Investments in Securities 100.0%
(Cost $2,849,543) $ 3,405,441
Other Assets Less Liabilities (0.0)% (920)
Net Assets 100.0% $ 3,404,521
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$245,226 and represents 7.2% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.83% $ — # $ — $ 403 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Treasury Reserve
Fund, 4.83% $ 18,093 ¤ ¤ $ 20,239 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $403 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,239.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,256,953 $ 882,903 $ 120,709 $ 3,260,565
Convertible Preferred Stocks — — 124,637 124,637
Short-Term Investments 20,239 — — 20,239
Total $ 2,277,192 $ 882,903 $ 245,346 $ 3,405,441

T. ROWE PRICE Global Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(7,726,000) for the period ended
March 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 124,074 $ 1,448 $ 126 $ (4,939) $ 120,709
Convertible Preferred Stocks 133,478 (9,672) 3,035 (2,204) 124,637
Total $ 257,552 $ (8,224) $ 3,161 $ (7,143) $ 245,346
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$120,709 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.9x
– 11.8x
8.3x Increase
Sales growth
rate
27%
– 168%
34% Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
4.7x
– 15.0x
10.9x Increase
Gross profit
growth rate
23%
– 34%
26% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Gross
merchandise
value growth
rate
13% 13% Increase
Enterprise
value to
EBITDA
multiple
17.4x
– 27.9x
22.7x Increase
EBITDA
growth rate
34% 34% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Convertible
Preferred
Stocks
$ 124,637 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.5x
– 11.8x
6.3x Increase
Sales growth
rate
27%
- 168%
59% Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
4.9x
– 15.1x
9.2x Increase
Gross profit
growth rate
23%
- 41%
33% Increase
Projected
enterprise
value to sales
multiple
2.2x
– 15.3x
6.5x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Gross
merchandise
value growth
rate
13% 13% Increase
Enterprise
value to
EBITDA
multiple
17.4x
– 27.9x
22.7x Increase
EBITDA
growth rate
34% 34% Increase
Discount rate
for cost of
capital
25% 25% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease

T. ROWE PRICE Global Technology Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F132-054Q1 03/23